RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Termination benefits	$ 434
Share based payments	2,019	$ 1,895
Total Key Management compensation	6,073	5,700
Accrued short term	1,300	1,400
Directors' fees
RELATED PARTY TRANSACTIONS
Salaries and short term incentives paid	595	366
Consulting fees
RELATED PARTY TRANSACTIONS
Salaries and short term incentives paid	$ 3,025	$ 3,439